Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and Equipment –

Property and equipment consisted of the following:

	For the Year Ended December 31,
	2011	2010
Furniture and equipment	$1,076,225	$938,535
Leasehold improvements	727,570	705,909
Other	71,766	71,983
	1,875,561	1,716,427
Less accumulated depreciation	1,117,814	892,325

	$757,747	$824,102

Depreciation expense on all operations for the year ended December 31, 2011 and 2010 was $299,130 and $297,927, respectively.